Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash and cash equivalents	$ 324,400	$ 287,900
Restricted cash and cash equivalents classified as current assets	320,453	282,074
Goodwill impairment charges	$ 288,744	2,676,350
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate range (percent)	10.00%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate range (percent)	22.00%
Vaginal Mesh Cases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement funds	$ 313,814	275,987
Money market funds | Restricted cash and cash equivalents
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement funds	$ 35,600	$ 26,200